Transamerica Premier Life Insurance Company 4333 Edgewood Rd NE Cedar Rapids, Iowa 52499

May 3, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Attainer Variable Annuity

WRL Series Annuity Account

Transamerica Premier Life Insurance Company

(File No. 333-199053)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, supplement and statement of additional information, dated May 1, 2017, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (213) 742-5216.

Sincerely,

/s/ Alison Ryan

Alison Ryan

Assistant Secretary